Organization and Reorganization (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Organization and Reorganization [Abstract]
Schedule of Major Subsidiaries of VIEs
	Place and	Percentage of
	year of	direct or indirect
Major Subsidiaries	incorporation	economic ownership	Principal activities
TuanChe Information Limited (“TuanChe Information”)	Hong Kong, PRC 2012	100	Investment holding
TuanYuan Internet Technology (Beijing) Co., Ltd. (“TuanYuan”)	Beijing, PRC 2013	100	Technical support and consulting services, auto shows, special promotion events, online marketing services
Longye International Limited (“Longye”)	Cayman Islands 2018	100	Investment holding
Long Ye Information Technology Limited	Hong Kong, PRC 2018	100	Investment holding
Beijing Sangu Maolu Information Technology Co., Ltd. (“Sangu Maolu”)	Beijing, PRC 2019	100	Technical support and consulting services
Chema Technology (Beijing) Co., Ltd. (“Chema”)	Beijing, PRC 2018	100	Technical support and consulting services
	Place and	Percentage of
	year of	direct or indirect
Major VIEs	incorporation	economic ownership	Principal activities
TuanChe Internet Information Service (Beijing) Co., Ltd. (“TuanChe Internet”)	Beijing, PRC 2012	100	Auto shows, special promotion events, online marketing services
Shenzhen Drive New Media Co., Ltd. (“Drive New Media”)	Shenzhen, PRC 2013	100	Subscription and support services
Beijing Internet Drive Technology Co., Ltd. (“Internet Drive Technology”)	Beijing, PRC 2018	100	Technical support and consulting services
Hainashuke (Beijing) Technology Co., Ltd. (“Hainashuke”)	Beijing, PRC 2018	100	Technical support and consulting services

	Place and	Percentage of
	year of	direct or indirect
Major subsidiaries of VIEs	incorporation	economic ownership	Principal activities
TuanChe (Beijing) Automobile Sales Service Co., Ltd. (“TuanChe Automobile”)	Beijing, PRC 2015	100	Remain dormant
Aikesipo Exhibition Display (Tianjin) Co., Ltd.	Tianjin, PRC 2017	100	Auto shows

Schedule of Consolidated Financial Statements	The following combined financial information of the Group’s VIEs as of December 31, 2023 and June 30, 2024 and for the six months ended June 30, 2023 and 2024 were included in the accompanying condensed consolidated financial statements of the Group as follows:
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
		(unaudited)
ASSETS
Current assets:
Cash and cash equivalents	3,987	3,532
Amount due from the subsidiaries of the Group	123,349	125,964
Other current assets	30,622	11,233
Total current assets	157,958	140,729
Non-current assets:
Long-term investments	5,564	5,991
Operating lease right-of-use assets	267	53
Total non-current assets	5,831	6,044
TOTAL ASSETS	163,789	146,773
Current liabilities:
Short term borrowings	14,487	11,000
Accounts payable	838	3,387
Advance from customers	3,921	3,582
Salary and welfare benefits payable	15,017	8,362
Other taxes payable	3,851	721
Short-term operating lease liabilities	659	375
Current portion of deferred revenue	1,216	1,213
Other current liabilities	4,654	7,421
Account due to subsidiaries of the Group	250,341	248,791
Total current liabilities	294,984	284,852
Long-term borrowings	3,000	12,900
Long-term operating lease liabilities	—	22
Non-current portion of deferred revenue	49	11
Total non-current liabilities	3,049	12,933
TOTAL LIABILITIES	298,033	297,785
	For the six months ended June 30,
	2023	2024
	RMB	RMB
Net revenues	34,220	15,360
Net income/ (loss)	4,573	(15,250)
	For the six months ended June 30,
	2023	2024
	RMB	RMB
Net cash used in operating activities	(6,083)	(6,868)
Net cash generated from investing activities	—	—
Net cash generated from financing activities	4,235	6,413
Net decrease in cash, cash equivalent and restricted cash	(1,848)	(455)

	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	6,172	3,987
Amount due from the subsidiaries of the Group	117,489	123,349
Other current assets	51,126	30,622
Total current assets	174,787	157,958
Non-current assets:
Long-term investments	5,383	5,564
Operating lease right-of-use assets, net	1,045	267
Total non-current assets	6,428	5,831
TOTAL ASSETS	181,215	163,789
Current liabilities:
Short term borrowings	1,169	14,487
Accounts payable	818	838
Advance from customers	2,986	3,921
Salary and welfare benefits payable	21,803	15,017
Other taxes payable	15,119	3,851
Short-term operating lease liabilities	652	659
Current portion of deferred revenue	1,345	1,216
Other current liabilities	2,508	4,654
Account due to subsidiaries of the Group	266,679	250,341
Total current liabilities	313,079	294,984
Long-term borrowings	1,546	3,000
Long-term operating lease liabilities	605	—
Non-current portion of deferred revenue	18	49
Total non-current liabilities	2,169	3,049
TOTAL LIABILITIES	315,248	298,033
	For the year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues	93,975	95,382	68,167
Net (loss)/income	(30,565)	19,775	(418)
	For the year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash (used in)/generated from operating activities	(22,124)	2,483	(15,357)
Net cash generated from investing activities	2,920	—	—
Net cash generated from/(used in) financing activities	4,000	(1,285)	13,172
Net (decrease)/increase in cash, cash equivalent and restricted cash	(15,204)	1,198	(2,185)